FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2007

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Troob Capital Advisors LLC
Address:          777 Westchester Avenue, Suite 203
                  White Plains, New York 10604

13F File Number:  028-11214

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is
      understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Douglas Troob
Title:  Managing Member
Phone:  (914) 694-5777

Signature, Place, and Date of Signing:

/s/ Douglas Troob
--------------------------------------
(Signature)

White Plains, New York
--------------------------------------
(City, State)

August 13, 2007
--------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


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                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 22

Form 13F Information Table Value Total: $43,380 (thousands)

List of Other Included Managers:

     (1) Partners Group  Alternative  Strategies PCC Limited
     (2) R2 Investments, LDC

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                                                            FORM 13F

QTR ENDED: 6/30/07               Name of Reporting Managers: Troob Capital Advisors LLC           (SEC USE ONLY)

                     Name of Other Reporting Manager:           1 = Partners Group Alternative Strategies PCC Limited
                                                                2 = R2 Investments, LDC

        Item 1:            Item 2:           Item3:   Item 4:          Item 5:       Item 6:   Item 7:             Item 8:
     Name of Issuer     Title of Class       CUSIP  Fair Market Shares or          Investment  Other         Voting Authority
                                                      Value     Principal Sh/ Put/ Discretion Managers
                                                    (x $1000)   Amount    Prn Call                      (a) Sole (b) Shared (c) None

Brunswick Corp                  COM        117043109     31           950 SH          Shared    1                       950
Brunswick Corp                  COM        117043909    337         2,011 SH  Calls   Shared    1                     2,011
CVS/Caremark Corp               COM        126650100   2537        69,600 SH          Shared    1                    69,600
Charter Communications Inc D   CL A        16117M107   3224       796,150 SH          Shared    1, 2                796,150
Constar International Inc New   COM        21036U107   1887       306,893 SH          Shared    1                   306,893
Domtar Corporation              COM        257559104   2048       183,500 SH          Shared    1                   183,500
Georgia Gulf                    COM        373200953    280         1,558 SH  Puts    Shared    1                     1,558
Goodyear Tire & Rubber Co.      COM        382550101   3167        91,100 SH          Shared    1                    91,100
Hayz Lemmerz Intl             COM New      420781304   6525     1,219,543 SH          Shared    1, 2              1,219,543
IShares Russell 2000            COM        464286953    797         3,583 SH  Puts    Shared    1                     3,583
IShares Russell 2000            COM        464286953    167           638 SH  Puts    Shared    1                       638
Movie Gallery                   COM        624581104    288       151,769 SH          Shared    1, 2                151,769
Nalco Holdings                  COM        62985Q101   2873       104,650 SH          Shared    1                   104,650
Norfolk Southern Corporation    COM        655844108   2613        49,700 SH          Shared    1                    49,700
Northwest Airlines Corp         COM        667280408   4255       191,648 SH          Shared    1, 2                191,648
Orbcomm Inc                     COM        68555P100   2858       174,179 SH          Shared    1                   174,179
Orbcomm Inc                     COM        68555P900    587         2,609 SH  Calls   Shared    1                     2,609
Sally Beauty Holdings           COM        79546E904    155         2,132 SH  Calls   Shared    1                     2,132
Tenneco                         COM        880349105   2376        67,800 SH          Shared    1                    67,800
Tenneco                         COM        880349905    218           506 SH  Calls   Shared    1                       506
Time Warner Cable              CL A        88732J108   5879       150,100 SH          Shared    1, 2                150,100
UAL Corp                        COM        902549957    278         1,884 SH  Puts    Shared    1, 2                  1,884

                                       Value Total:  43,380

                                        Entry Total:     22
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